Property and equipment	12 Months Ended
Dec. 31, 2023
Property and equipment
Property and equipment

11. Property and equipment

Movements in property and equipment were as follows:

	Building	Laboratory	Office	ICT
(in thousands)	improvements	equipment	equipment	equipment	Total
Cost
Balance at January 1, 2022	$123	$1,724	$36	$192	$2,075
Additions	—	525	6	56	587
Foreign currency translation adjustment	(6)	(108)	(2)	(10)	(126)
Balance at December 31, 2022	117	2,141	40	238	2,536
Additions	275	388	25	42	730
Disposals	(23)	(12)	—	—	(35)
Foreign currency translation adjustment	9	81	2	14	106
Balance at December 31, 2023	$378	$2,598	$67	$294	$3,337
Accumulated depreciation
Balance at January 1, 2022	$19	$538	$16	$57	$630
Charge for the year	87	366	8	43	504
Foreign currency translation adjustment	(1)	(26)	—	(3)	(30)
Balance at December 31, 2022	105	878	24	97	1,104
Charge for the year	44	505	12	55	616
Disposals	(23)	(12)	—	—	(35)
Foreign currency translation adjustment	4	40	1	5	50
Balance at December 31, 2023	$130	$1,411	$37	$157	$1,735
Carrying amounts
Property and equipment, net at December 31, 2022	$12	$1,263	$16	$141	$1,432
Property and equipment, net at December 31, 2023	$248	$1,187	$30	$137	$1,602